Investment Held in Trust Account (Tables)	5 Months Ended
Dec. 31, 2020
Seaport Global Acquisition Corp
Schedule of carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities

	Carrying			Fair Value
	Value as of	Gross	Gross	as of
	December 31,	Unrealized	Unrealized	December 31,
	2020	Gains	Losses	2020
U.S. Money Market	$281	$—	$—	$281
U.S. Treasury Securities	145,193,921	—	(2,174)	145,191,747
	$145,194,202	$—	$(2,174)	$145,192,028